Convertible loans - Valuation of Derivative (Details)			3 Months Ended
	May 19, 2020 $ / shares	Apr. 24, 2020	Mar. 31, 2021 $ / shares period	Dec. 31, 2020 $ / shares period
Disclosure of detailed information about borrowings [line items]
Floor of IPO price		81.00%
Initial Public Offering
Disclosure of detailed information about borrowings [line items]
Offering price per share (in USD per share)	$ 19.00
Disbursement upon completion of IPO
Disclosure of detailed information about borrowings [line items]
Conversion percentage			130.00%
Disbursement upon receipt of regulatory approval for ZYNLONTA
Disclosure of detailed information about borrowings [line items]
Average volume weighted price of common shares		120.00%
Disbursement upon receipt of regulatory approval for ZYNLONTA | Top of range
Disclosure of detailed information about borrowings [line items]
Conversion percentage		150.00%
Written put options (in USD per share) | Derivatives | Disbursement upon completion of IPO
Disclosure of detailed information about borrowings [line items]
Key inputs for valuations			24.70	24.70
Written put options (in USD per share) | Derivatives | Disbursement upon receipt of regulatory approval for ZYNLONTA
Disclosure of detailed information about borrowings [line items]
Key inputs for valuations			28.50	28.50
Forced Conversion Price (in USD per share) | Derivatives | Disbursement upon completion of IPO
Disclosure of detailed information about borrowings [line items]
Key inputs for valuations			67.93	67.93
Forced Conversion Price (in USD per share) | Derivatives | Disbursement upon receipt of regulatory approval for ZYNLONTA
Disclosure of detailed information about borrowings [line items]
Key inputs for valuations			78.38	78.38
Share Price (in USD per share) | Derivatives | Disbursement upon completion of IPO
Disclosure of detailed information about borrowings [line items]
Key inputs for valuations			24.41	32.01
Share Price (in USD per share) | Derivatives | Disbursement upon receipt of regulatory approval for ZYNLONTA
Disclosure of detailed information about borrowings [line items]
Key inputs for valuations			24.41	32.01
Risk-free interest rate | Derivatives | Disbursement upon completion of IPO
Disclosure of detailed information about borrowings [line items]
Key inputs for valuations			0.007	0.003
Risk-free interest rate | Derivatives | Disbursement upon receipt of regulatory approval for ZYNLONTA
Disclosure of detailed information about borrowings [line items]
Key inputs for valuations			0.007	0.003
Expected volatility | Derivatives | Disbursement upon completion of IPO
Disclosure of detailed information about borrowings [line items]
Key inputs for valuations			0.90	0.90
Expected volatility | Derivatives | Disbursement upon receipt of regulatory approval for ZYNLONTA
Disclosure of detailed information about borrowings [line items]
Key inputs for valuations			0.90	0.90
Expected term | Derivatives | Disbursement upon completion of IPO
Disclosure of detailed information about borrowings [line items]
Key inputs for valuations | period			49	52
Expected term | Derivatives | Disbursement upon receipt of regulatory approval for ZYNLONTA
Disclosure of detailed information about borrowings [line items]
Key inputs for valuations | period			2	5
Dividend yield | Derivatives | Disbursement upon completion of IPO
Disclosure of detailed information about borrowings [line items]
Key inputs for valuations			0	0
Dividend yield | Derivatives | Disbursement upon receipt of regulatory approval for ZYNLONTA
Disclosure of detailed information about borrowings [line items]
Key inputs for valuations			0	0
Recovery rate | Derivatives | Disbursement upon completion of IPO
Disclosure of detailed information about borrowings [line items]
Key inputs for valuations			0.05	0.05
Recovery rate | Derivatives | Disbursement upon receipt of regulatory approval for ZYNLONTA
Disclosure of detailed information about borrowings [line items]
Key inputs for valuations			0.05	0.05
Implied bond yield | Derivatives | Disbursement upon completion of IPO
Disclosure of detailed information about borrowings [line items]
Key inputs for valuations			0.125	0.133
Implied bond yield | Derivatives | Disbursement upon receipt of regulatory approval for ZYNLONTA
Disclosure of detailed information about borrowings [line items]
Key inputs for valuations			0.079	0.074